Offerings	Aug. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares without par value
Maximum Aggregate Offering Price	$ 2,806,662,284.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 387,600.06
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrants' Registration Statement on Form S-3ASR (File No. 333-285515), filed with the Securities and Exchange Commission (the "SEC") on March 3, 2025 (the "Registration Statement") in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Taking into consideration the Unutilized Fees (as defined below) from the Registration Statement, the Registrant has transmitted $387,600.06 otherwise due to satisfy the filing fees due with respect to the common shares offered by the prospectus supplement to which this filing fee table is attached.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares without par value
Maximum Aggregate Offering Price	$ 643,337,715.93
Carry Forward Form Type	S-3
Carry Forward File Number	333-285515
Carry Forward Initial Effective Date	Mar. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 162,027.76
Offering Note	Pursuant to Rule 415(a)(6) of the Securities Act, the Registration Statement, of which the prospectus supplement forms a part and to which this filing fee table is attached, includes and carries forward $643,337,715.93 of unsold common shares ("Unsold Securities") that were previously registered by the Registrant pursuant to its registration statement on Form F-3ASR (File No. 333-273467) filed on July 27, 2023; $162,027.76 in unutilized filing fees have already been paid in connection with such Unsold Securities ("Unutilized Fees"), were carried forward into the Registration Statement, and will continue to be applied to such Unsold Securities, including with respect to the common shares covered by the prospectus supplement. Accordingly, taking into consideration the Unutilized Fees, a filing fee of $387,600.06 is due with respect to the $3,450,000,000.00 total offering amount of the common shares covered by the prospectus supplement (based on the filing fee rate in effect on the date of the prospectus supplement). In reliance on and in accordance with Rule 456(b) and 457(r) of the Securities Act, the Registrant will pay any further required registration fees subsequently in advance or on a pay-as-you-go basis.